New and revised standards and interpretations issued but not yet effective	12 Months Ended
Oct. 31, 2021
New And Revised Standards And Interpretations Issued But Not Yet Effective [Abstract]
New and revised standards and interpretations issued but not yet effective [Text Block]

6.          New and revised standards and interpretations issued but not yet effective

Certain pronouncements were issued by the IASB or the IFRIC that are mandatory for accounting periods commencing on or after January 1, 2021. These pronouncements are not applicable or do not have a significant impact to the Company and have been excluded.